CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (Note 4)	$ 25,485,324	$ 33,517,096
Receivables	129,671	133,729
Prepaid expenses	394,335	856,358
Total current assets	26,009,330	34,507,183
Equipment (Note 6)	131,376	177,566
Mineral property interests (Note 7)	38,970,328	44,419,538
Reclamation deposits	478,897	474,959
Other assets	142,655	111,252
Total assets	65,732,586	79,690,498
Current
Accounts payable and accrued liabilities	1,045,398	1,903,472
Loans payable to Oyu Tolgoi LLC (Note 8)	6,685,556	6,355,408
Deferred revenue (Note 9)	29,888,011	34,507,372
Deferred income tax liabilities	2,509,955	3,407,124
Total liabilities	40,128,920	46,173,376
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 147,024,385 (December 31, 2014 - 146,984,385) issued and outstanding	177,148,233	177,138,693
Additional paid-in capital	20,353,129	20,346,551
Accumulated other comprehensive loss (Note 14)	(7,021,346)	(2,850,122)
Accumulated deficit	(164,876,350)	(161,118,000)
Total stockholders' equity	25,603,666	33,517,122
Total liabilities and stockholders' equity	$ 65,732,586	$ 79,690,498